SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2011
SHORT-TERM LOANS
10.	SHORT-TERM LOANS

	December 31,
	2010	2011
	US$	US$

Short-term loans	3,600	255,570

Short-term loan outstanding as of December 31, 2010 represents the US denominated loan of US$3,600 obtained from Pioneer China Investment Holdings Limited, an independent third party, for the purchase of AIG’s training center. The loan is interest-free, has a repayment term of three months and no collateral was required to be pledged. The Company repaid the loan on March 28, 2011.

Short-term loans outstanding as of December 31, 2011 represent US$ denominated bank borrowings of US$50,000 and US$205,570 obtained from financial institutions in Singapore and Hong Kong, respectively. These bank borrowings are secured by bank deposits of US$54,056 and US$229,389 placed with the branch of the respective bank in the PRC. These pledged deposits are classified as restricted cash on the consolidated balance sheets. The short-term bank borrowings are repayable on demand and bear interest rates ranging from LIBOR plus 1.9% to LIBOR plus 3.1%.